AMOUNTS RECEIVABLE AND OTHER ASSETS (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure Of Detailed Information About Amounts Receivable And Other Assets
	July 31, 2022	July 31, 2021
Sales tax receivable	$17,865	$3,347
Prepaid insurance	791	1,765
	$18,656	$5,112